OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CB DEPOSITOR 2016-A SPV, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2016 to September 30, 2016

Date of Report (Date of filing) December 12, 2016

Commission File Number of securitizer:   025-02735

Central Index Key Number of securitizer:     0001671571

Morgan Edwards, (203) 273-7370

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:______________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure1

No Activity to Report.

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties who might have received repurchase requests (such parties, “Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. In this effort, we made written requests of all trustees and unaffiliated co-sponsors of applicable commercial mortgage backed securities transactions. We followed up written requests made of Demand Entities as we deemed appropriate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CB DEPOSITOR 2016-A SPV, LLC

Date: December 12, 2016	By:	/s/ T. Morgan Edwards II
	Name:	T. Morgan Edwards II
	Title:	Chief Financial Officer